INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of provision for income taxes by tax jurisdictions

	Years ended December 31,
	2013	2014	2015
	$	$	$
(Loss) income before income taxes:
PRC	(42,539,327)	115,838,449	303,766,414
Switzerland	(30,799,509)	1,252,724	(340,119)
United States	5,798,384	25,056,853	(20,710,142)
Other jurisdictions	(17,725,779)	(65,400,303)	(166,923,770)

Total (loss) income before income taxes	(85,266,231)	76,747,723	115,792,383

Current tax expense (benefit):
PRC	149,516	3,329,076	50,469,068
Switzerland	4,441,146	—	(3,061,185)
United States	(2,370,118)	(13,470)	—
Other jurisdictions	2,387,945	(6,411,179)	(22,597,107)

Total current tax expense (benefit)	4,608,489	(3,095,573)	24,810,776

Deferred tax (benefit) expense:
PRC	(20,077,224)	27,288,797	2,932,709
Switzerland	(1,230,256)	(3,307)	—
United States	—	(6,131,540)	6,131,540
Other jurisdictions	3,668,600	(2,570,304)	(4,429,253)

Total deferred tax (benefit) expense	(17,638,880)	18,583,646	4,634,996

Total income taxes (benefit) expense	(13,030,391)	15,488,073	29,445,772

Schedule of reconciliation between the PRC statutory income tax rate and the effective income tax rate computed by income tax expense (benefit) and earnings (loss) before income taxes reported in the consolidated statements of operations

	Years ended December 31,
	2013	2014	2015

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(9.1)%	3.8%	(7.1)%
PRC tax rate differential, preferential rate	(2.6)%	(9.4)%	(9.4)%
Change in tax rate	0.3%	46.3%	(0.8)%
Tax effect of permanent differences	(2.1)%	(1.8)%	(0.4)%
Change in valuation allowance	3.8%	(43.3)%	18.2%
Others	—	(0.4)%	(0.1)%

	15.3%	20.2%	25.4%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2014	2015
	$	$
Bad debts provision	10,977,413	10,077,725
Accrued expenses	10,190,820	16,729,794
Government subsidy	2,819,480	2,688,402
Inventory write-down	6,110,751	3,978,548
Advance to suppliers provision	2,795,907	1,589,115
Warranty provision	15,481,032	19,847,812
Net operating loss carryforwards	22,263,085	31,470,838
Others	5,290,721	6,512,622

Total gross deferred tax assets	75,929,209	92,894,856
Valuation allowance on deferred tax assets	(19,250,271)	(40,363,192)

Deferred tax assets, net of valuation allowance	56,678,938	52,531,664

Deferred tax liabilities:
Unrealized foreign exchange gain	(1,289,029)	(342,668)
Property, plant and equipment	(15,028,011)	(17,873,834)
Project assets held for development and sale	(1,554,230)	—

Total deferred tax liabilities	(17,871,270)	(18,216,502)

Net deferred tax assets	38,807,668	34,315,162

Analysis as:
Current deferred tax assets	25,701,241	18,237,155
Noncurrent deferred tax assets	30,977,697	34,294,509
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(2,843,259)	(2,197,781)
Noncurrent deferred tax liabilities	(15,028,011)	(16,018,721)

Total	38,807,668	34,315,162

Schedule of movement of the valuation allowance for deferred tax assets

	At December 31,
	2013	2014	2015
	$	$	$
Balance, beginning of the year	55,702,812	52,475,082	19,250,271
(Deduction) addition during the year	(3,227,730)	(33,224,811)	21,112,921

Balance, end of the year	52,475,082	19,250,271	40,363,192